Pension and Other Postretirement Plans Assets of the Aetna Pension Plan Fair Value (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Assets of the Aetna Pension Plan Fair Value [Line Items]
Fair value of plan assets	$ 5,981.0	[1]	$ 5,670.4	[2]
Cash And Cash Equivalents And Other Receivables Excluded From Total Investments Of The Pension Plan Assets	176.8		134.6
Pension Plans [Member]
Assets of the Aetna Pension Plan Fair Value [Line Items]
Fair value of plan assets	6,157.8		5,805.0		5,296.8
Pension Plans [Member] | Level 1
Assets of the Aetna Pension Plan Fair Value [Line Items]
Fair value of plan assets	2,687.2	[1]	2,526.2	[2]
Pension Plans [Member] | Level 2
Assets of the Aetna Pension Plan Fair Value [Line Items]
Fair value of plan assets	2,400.1	[1]	2,383.9	[2]
Pension Plans [Member] | Level 3
Assets of the Aetna Pension Plan Fair Value [Line Items]
Fair value of plan assets	893.7	[1]	760.3	[2]
Pension Plans [Member] | Debt Securities [Member]
Assets of the Aetna Pension Plan Fair Value [Line Items]
Fair value of plan assets	2,272.7		2,053.8
Pension Plans [Member] | Debt Securities [Member] | Level 1
Assets of the Aetna Pension Plan Fair Value [Line Items]
Fair value of plan assets	493.5		408.5
Pension Plans [Member] | Debt Securities [Member] | Level 2
Assets of the Aetna Pension Plan Fair Value [Line Items]
Fair value of plan assets	1,779.0		1,643.6
Pension Plans [Member] | Debt Securities [Member] | Level 3
Assets of the Aetna Pension Plan Fair Value [Line Items]
Fair value of plan assets	0.2		1.7
Pension Plans [Member] | Equity Securities [Member]
Assets of the Aetna Pension Plan Fair Value [Line Items]
Fair value of plan assets	2,196.6		2,118.7
Pension Plans [Member] | Equity Securities [Member] | Level 1
Assets of the Aetna Pension Plan Fair Value [Line Items]
Fair value of plan assets	2,193.4		2,117.7
Pension Plans [Member] | Equity Securities [Member] | Level 2
Assets of the Aetna Pension Plan Fair Value [Line Items]
Fair value of plan assets	3.1		1.0
Pension Plans [Member] | Equity Securities [Member] | Level 3
Assets of the Aetna Pension Plan Fair Value [Line Items]
Fair value of plan assets	0.1		0
Pension Plans [Member] | Real Estate [Member]
Assets of the Aetna Pension Plan Fair Value [Line Items]
Fair value of plan assets	497.5		469.0
Pension Plans [Member] | Real Estate [Member] | Level 1
Assets of the Aetna Pension Plan Fair Value [Line Items]
Fair value of plan assets	0		0
Pension Plans [Member] | Real Estate [Member] | Level 2
Assets of the Aetna Pension Plan Fair Value [Line Items]
Fair value of plan assets	0		0
Pension Plans [Member] | Real Estate [Member] | Level 3
Assets of the Aetna Pension Plan Fair Value [Line Items]
Fair value of plan assets	497.5		469.0
Pension Plans [Member] | Other Assets [Member]
Assets of the Aetna Pension Plan Fair Value [Line Items]
Fair value of plan assets	396.9		289.6
Pension Plans [Member] | Other Assets [Member] | Level 1
Assets of the Aetna Pension Plan Fair Value [Line Items]
Fair value of plan assets	0.3		0
Pension Plans [Member] | Other Assets [Member] | Level 2
Assets of the Aetna Pension Plan Fair Value [Line Items]
Fair value of plan assets	0.7		0
Pension Plans [Member] | Other Assets [Member] | Level 3
Assets of the Aetna Pension Plan Fair Value [Line Items]
Fair value of plan assets	395.9		289.6
Pension Plans [Member] | Other Investments [Member]
Assets of the Aetna Pension Plan Fair Value [Line Items]
Fair value of plan assets	1,511.7		1,497.9
Pension Plans [Member] | Other Investments [Member] | Level 1
Assets of the Aetna Pension Plan Fair Value [Line Items]
Fair value of plan assets	0.3		0
Pension Plans [Member] | Other Investments [Member] | Level 2
Assets of the Aetna Pension Plan Fair Value [Line Items]
Fair value of plan assets	618.0		739.3
Pension Plans [Member] | Other Investments [Member] | Level 3
Assets of the Aetna Pension Plan Fair Value [Line Items]
Fair value of plan assets	893.4		758.6
Pension Plans [Member] | US Treasury and Government [Member] | Debt Securities [Member]
Assets of the Aetna Pension Plan Fair Value [Line Items]
Fair value of plan assets	606.7		554.2
Pension Plans [Member] | US Treasury and Government [Member] | Debt Securities [Member] | Level 1
Assets of the Aetna Pension Plan Fair Value [Line Items]
Fair value of plan assets	493.5		408.5
Pension Plans [Member] | US Treasury and Government [Member] | Debt Securities [Member] | Level 2
Assets of the Aetna Pension Plan Fair Value [Line Items]
Fair value of plan assets	113.2		145.7
Pension Plans [Member] | US Treasury and Government [Member] | Debt Securities [Member] | Level 3
Assets of the Aetna Pension Plan Fair Value [Line Items]
Fair value of plan assets	0		0
Pension Plans [Member] | States, municipalities and political subdivisions [Member] | Debt Securities [Member]
Assets of the Aetna Pension Plan Fair Value [Line Items]
Fair value of plan assets	126.8		119.4
Pension Plans [Member] | States, municipalities and political subdivisions [Member] | Debt Securities [Member] | Level 1
Assets of the Aetna Pension Plan Fair Value [Line Items]
Fair value of plan assets	0		0
Pension Plans [Member] | States, municipalities and political subdivisions [Member] | Debt Securities [Member] | Level 2
Assets of the Aetna Pension Plan Fair Value [Line Items]
Fair value of plan assets	126.8		119.4
Pension Plans [Member] | States, municipalities and political subdivisions [Member] | Debt Securities [Member] | Level 3
Assets of the Aetna Pension Plan Fair Value [Line Items]
Fair value of plan assets	0		0
Pension Plans [Member] | U.S. corporate securities [Member] | Debt Securities [Member]
Assets of the Aetna Pension Plan Fair Value [Line Items]
Fair value of plan assets	1,135.7		998.6
Pension Plans [Member] | U.S. corporate securities [Member] | Debt Securities [Member] | Level 1
Assets of the Aetna Pension Plan Fair Value [Line Items]
Fair value of plan assets	0		0
Pension Plans [Member] | U.S. corporate securities [Member] | Debt Securities [Member] | Level 2
Assets of the Aetna Pension Plan Fair Value [Line Items]
Fair value of plan assets	1,135.7		998.4
Pension Plans [Member] | U.S. corporate securities [Member] | Debt Securities [Member] | Level 3
Assets of the Aetna Pension Plan Fair Value [Line Items]
Fair value of plan assets	0		0.2
Pension Plans [Member] | Foreign securities [Member] | Debt Securities [Member]
Assets of the Aetna Pension Plan Fair Value [Line Items]
Fair value of plan assets	148.2		127.7
Pension Plans [Member] | Foreign securities [Member] | Debt Securities [Member] | Level 1
Assets of the Aetna Pension Plan Fair Value [Line Items]
Fair value of plan assets	0		0
Pension Plans [Member] | Foreign securities [Member] | Debt Securities [Member] | Level 2
Assets of the Aetna Pension Plan Fair Value [Line Items]
Fair value of plan assets	148.0		127.7
Pension Plans [Member] | Foreign securities [Member] | Debt Securities [Member] | Level 3
Assets of the Aetna Pension Plan Fair Value [Line Items]
Fair value of plan assets	0.2		0
Pension Plans [Member] | Residential mortgage-backed securities [Member] | Debt Securities [Member]
Assets of the Aetna Pension Plan Fair Value [Line Items]
Fair value of plan assets	174.6		182.8
Pension Plans [Member] | Residential mortgage-backed securities [Member] | Debt Securities [Member] | Level 1
Assets of the Aetna Pension Plan Fair Value [Line Items]
Fair value of plan assets	0		0
Pension Plans [Member] | Residential mortgage-backed securities [Member] | Debt Securities [Member] | Level 2
Assets of the Aetna Pension Plan Fair Value [Line Items]
Fair value of plan assets	174.6		182.8
Pension Plans [Member] | Residential mortgage-backed securities [Member] | Debt Securities [Member] | Level 3
Assets of the Aetna Pension Plan Fair Value [Line Items]
Fair value of plan assets	0		0
Pension Plans [Member] | Commercial mortgage-backed securities [Member] | Debt Securities [Member]
Assets of the Aetna Pension Plan Fair Value [Line Items]
Fair value of plan assets	44.0		46.2
Pension Plans [Member] | Commercial mortgage-backed securities [Member] | Debt Securities [Member] | Level 1
Assets of the Aetna Pension Plan Fair Value [Line Items]
Fair value of plan assets	0		0
Pension Plans [Member] | Commercial mortgage-backed securities [Member] | Debt Securities [Member] | Level 2
Assets of the Aetna Pension Plan Fair Value [Line Items]
Fair value of plan assets	44.0		46.2
Pension Plans [Member] | Commercial mortgage-backed securities [Member] | Debt Securities [Member] | Level 3
Assets of the Aetna Pension Plan Fair Value [Line Items]
Fair value of plan assets	0		0
Pension Plans [Member] | Other asset-backed securities [Member] | Debt Securities [Member]
Assets of the Aetna Pension Plan Fair Value [Line Items]
Fair value of plan assets	26.5		13.1
Pension Plans [Member] | Other asset-backed securities [Member] | Debt Securities [Member] | Level 1
Assets of the Aetna Pension Plan Fair Value [Line Items]
Fair value of plan assets	0		0
Pension Plans [Member] | Other asset-backed securities [Member] | Debt Securities [Member] | Level 2
Assets of the Aetna Pension Plan Fair Value [Line Items]
Fair value of plan assets	26.5		11.6
Pension Plans [Member] | Other asset-backed securities [Member] | Debt Securities [Member] | Level 3
Assets of the Aetna Pension Plan Fair Value [Line Items]
Fair value of plan assets	0		1.5
Pension Plans [Member] | Redeemable Preferred Securities [Member] | Debt Securities [Member]
Assets of the Aetna Pension Plan Fair Value [Line Items]
Fair value of plan assets	10.2		11.8
Pension Plans [Member] | Redeemable Preferred Securities [Member] | Debt Securities [Member] | Level 1
Assets of the Aetna Pension Plan Fair Value [Line Items]
Fair value of plan assets	0		0
Pension Plans [Member] | Redeemable Preferred Securities [Member] | Debt Securities [Member] | Level 2
Assets of the Aetna Pension Plan Fair Value [Line Items]
Fair value of plan assets	10.2		11.8
Pension Plans [Member] | Redeemable Preferred Securities [Member] | Debt Securities [Member] | Level 3
Assets of the Aetna Pension Plan Fair Value [Line Items]
Fair value of plan assets	0		0
Pension Plans [Member] | US Domestic securities [Member] | Equity Securities [Member]
Assets of the Aetna Pension Plan Fair Value [Line Items]
Fair value of plan assets	1,345.6		1,288.8
Pension Plans [Member] | US Domestic securities [Member] | Equity Securities [Member] | Level 1
Assets of the Aetna Pension Plan Fair Value [Line Items]
Fair value of plan assets	1,342.5		1,287.8
Pension Plans [Member] | US Domestic securities [Member] | Equity Securities [Member] | Level 2
Assets of the Aetna Pension Plan Fair Value [Line Items]
Fair value of plan assets	3.1		1.0
Pension Plans [Member] | US Domestic securities [Member] | Equity Securities [Member] | Level 3
Assets of the Aetna Pension Plan Fair Value [Line Items]
Fair value of plan assets	0		0
Pension Plans [Member] | International [Member] | Equity Securities [Member]
Assets of the Aetna Pension Plan Fair Value [Line Items]
Fair value of plan assets	825.3		805.3
Pension Plans [Member] | International [Member] | Equity Securities [Member] | Level 1
Assets of the Aetna Pension Plan Fair Value [Line Items]
Fair value of plan assets	825.2		805.3
Pension Plans [Member] | International [Member] | Equity Securities [Member] | Level 2
Assets of the Aetna Pension Plan Fair Value [Line Items]
Fair value of plan assets	0		0
Pension Plans [Member] | International [Member] | Equity Securities [Member] | Level 3
Assets of the Aetna Pension Plan Fair Value [Line Items]
Fair value of plan assets	0.1		0
Pension Plans [Member] | Common/collective trusts | Debt Securities [Member] | Level 2
Assets of the Aetna Pension Plan Fair Value [Line Items]
Fair value of plan assets	261.2		252.3
Pension Plans [Member] | Common/collective trusts | Equity Securities [Member] | Level 2
Assets of the Aetna Pension Plan Fair Value [Line Items]
Fair value of plan assets	356.1		487.0
Pension Plans [Member] | Common/collective trusts | Other Investments [Member]
Assets of the Aetna Pension Plan Fair Value [Line Items]
Fair value of plan assets	617.3	[3]	739.3	[4]
Pension Plans [Member] | Common/collective trusts | Other Investments [Member] | Level 1
Assets of the Aetna Pension Plan Fair Value [Line Items]
Fair value of plan assets	0	[3]	0	[4]
Pension Plans [Member] | Common/collective trusts | Other Investments [Member] | Level 2
Assets of the Aetna Pension Plan Fair Value [Line Items]
Fair value of plan assets	617.3	[3]	739.3	[4]
Pension Plans [Member] | Common/collective trusts | Other Investments [Member] | Level 3
Assets of the Aetna Pension Plan Fair Value [Line Items]
Fair value of plan assets	0	[3]	0	[4]
Pension Plans [Member] | Domestic Real Estate [Member] | Equity Securities [Member]
Assets of the Aetna Pension Plan Fair Value [Line Items]
Fair value of plan assets	25.7		24.6
Pension Plans [Member] | Domestic Real Estate [Member] | Equity Securities [Member] | Level 1
Assets of the Aetna Pension Plan Fair Value [Line Items]
Fair value of plan assets	25.7		24.6
Pension Plans [Member] | Domestic Real Estate [Member] | Equity Securities [Member] | Level 2
Assets of the Aetna Pension Plan Fair Value [Line Items]
Fair value of plan assets	0		0
Pension Plans [Member] | Domestic Real Estate [Member] | Equity Securities [Member] | Level 3
Assets of the Aetna Pension Plan Fair Value [Line Items]
Fair value of plan assets	$ 0		$ 0

[1]	Excludes $176.8 million of cash and cash equivalents and other receivables.
[2]	Excludes $134.6 million of cash and cash equivalents and other receivables.
[3]	The assets in the underlying funds of common/collective trusts are comprised of $356.1 million of equity securities and $261.2 million of debt securities.
[4]	The assets in the underlying funds of common/collective trusts are comprised of $487.0 million of equity securities and $252.3 million of debt securities.